Investments	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Investments

12	Investments

The following are events in the year that are related to investees:

SABESP Participações S.A.

On August 19, 2025, SABESP Participações S.A. (“SABESPar”) was incorporated as a wholly-owned subsidiary of SABESP, with capital of R$ 1 in registered common shares without par value, fully subscribed and paid in. SABESPar was created for the purpose of acting as an investment and equity management vehicle, in line with SABESP's corporate strategy.

On November 3, 2025, SABESP carried out a capital increase in the amount of R$ 85,000, through the issuance of 85,000,000 new registered common shares with no par value.

SABESP Luxembourg (“SABESP Lux”)

As of May 8, 2025, SABESP Lux S.à r.l. (“SABESP Lux”) was incorporated in Luxembourg, which is fully controlled by SABESP, with capital of US$ 100 thousand. In this context, SABESP Lux will act as a strategic vehicle for raising funds in the international market, and for managing international financial assets and liabilities, contributing to the optimization of SABESP's capital structure.

As of July 17, 2025, SABESP, as the sole shareholder of SABESP Lux, carried out a capital increase of US$ 1,000 thousand. No new shares had to be issued for the capital increase that was recorded directly in the capital of SABESP Lux.

On October 15, 2025, SABESP carried out a capital increase in the amount of US$ 2,000 thousand. The capital increase was carried out without issuing new shares, being recorded directly in SABESP Lux's capital account.

Acquisition of investees Andradina and Castilho

As of May 28, 2025, SABESP entered into a Share Purchase and Sale Agreement and Other Covenants with Iguá Saneamento S.A. for the acquisition of common shares equivalent to 70% of the capital of each of the companies Águas de Andradina S.A. and Águas de Castilho S.A. that, added to the equity interests previously held by SABESP, totals 100% of the corporate capital of these companies.

In July 2025, the transaction was approved by the Brazilian Antitrust Agency (CADE); however, certain conditions precedent are still pending to this date.

The companies Andradina and Castilho have as their corporate purpose the provision of public water and sewage services and are the holders of concession contracts for the operation of the public water supply and sewage service in the municipalities of Andradina and Castilho, in the State of São Paulo. Both contracts are mature, with universalized services and jointly serve a population of approximately 82 thousand inhabitants.

Concessionária SABESP URAE-1 S.A

On October 29, 2025, Concessionária SABESP URAE-1 (“SABESP URAE”) was incorporated as a wholly-owned subsidiary of SABESP, with capital of R$ 1 in registered common shares without par value, fully subscribed and paid in. SABESPar was created for the purpose of acting as an investment vehicle, in line with SABESP's corporate strategy.

The Company holds equity interest valued under the equity method in the following investees:

	Equity			Capital increase	Dividends	Profit (loss) for the Period				Equity Interest Percentage
	2025	2024	2023	2025	2025	2025	(*)	2024	2023	2025	2024	2023

Sesamm	91,455	75,307	61,275	-	(5,382)	21,530	-	18,709	20,389	36%	36%	36%
Águas de Andradina	41,291	37,959	34,088	-	(1,173)	4,505	-	4,939	3,311	30%	30%	30%
Águas de Castilho	12,060	8,782	12,784	-	(892)	4,170	-	2,155	1,997	30%	30%	30%
Attend Ambiental	60,961	55,162	43,263	-	(31,941)	37,740	-	18,886	17,749	45%	45%	45%
Aquapolo Ambiental	143,988	116,688	102,442	-	(16,644)	43,944	-	41,004	37,516	49%	49%	49%
Paulista Geradora de Energia	22,769	27,004	42,307	-	-	(1,107)	(3,128)	(443)	1,728	25%	25%	25%
Cantareira SP Energia	10,975	10,613	10,650	-	-	362	-	(37)	(464)	49%	49%	49%
Barueri Energia Renovável	252,212	251,420	63,309	-	-	(2,538)	3,330	(12,477)	(1,686)	20%	20%	20%
Infranext	4,154	4,154	4,699	-	-	-	-	(522)	(2,351)	45%	45%	45%
(*)	The amount presented refers to the changes in the investee’s equity, since its financial statements for the year ended December 31, 2024, were disclosed after the publication of SABESP’s financial statements.

The balances of investments and the respective changes are as follows

	Investments		Dividends	Equity Accounting
	2025	2024	2025	2025	(*)	2024	2023

Sesamm	32,924	27,111	(1,938)	7,751	-	6,735	7,340
Águas de Andradina	12,387	11,387	(352)	1,352	-	1,482	992
Águas de Castilho	3,618	2,635	(267)	1,250	-	647	599
Attend Ambiental	27,433	24,824	(14,374)	16,983	-	8,498	7,987
Aquapolo Ambiental	70,555	57,178	(8,155)	21,532	-	20,093	18,383
Paulista Geradora de Energia	5,693	6,750	-	(276)	(781)	(111)	432
Cantareira SP Energia	5,378	5,194	-	178	6	(18)	(227)
Barueri Energia Renovável	50,443	50,285	-	(508)	666	(2,612)	(2,054)
Infranext	-	-	-	-	-	608	(1,058)

Total	208,431	185,364	(25,086)	48,262	(109)	35,322	32,394

Other investments	45,927	30,439

Total	254,358	215,803

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2024 were issued after the disclosure of SABESP’s financial statements.

Accounting policy

The Company holds interests in certain Special Purpose Entities (“SPE”). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management matters, however, it cannot use such power of veto in a way to affect the returns over the investments of these SPEs, which implies a mutually shared control (joint venture – IFRS 11). When assessing whether SABESP’s voting rights in an investee are sufficient to grant it power, the Company considers all relevant facts and circumstances, including: (i) the size of the Company’s voting rights relative to the size of the holdings of other voting-right holders; (ii) potential voting rights held by the Company, by other voting-right holders, or by other parties; (iii) rights arising from other contractual agreements; and (iv) any additional facts and circumstances that indicate whether the Company does or does not have the ability to direct the investee’s relevant activities.